Intangible assets and goodwill (Details 2)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Intangible assets and goodwill [abstract]
Discount rate	15.00%	24.00%	24.00%
Terminal value growth rate	3.00%	3.00%	3.00%